Related-party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related-party Transactions

20 Related-party Transactions

The Company’s related parties are the members of the board of directors of NXP Semiconductors N.V., the members of the management team of NXP Semiconductors N.V., equity-accounted investees and Qualcomm Incorporated.

Other

We have a number of strategic alliances and joint ventures. We have relationships with certain of our alliance partners in the ordinary course of business whereby we enter into various sale and purchase transactions, generally on terms comparable to transactions with third parties. However, in certain instances upon divestment of former businesses where we enter into supply arrangements with the former owned business, sales are conducted at cost.

The following table presents the amounts related to revenue and expenses incurred in transactions with these related parties:

	2016	2015	2014
Revenue	59	8	11
Purchase of goods and services	116	85	103

The following table presents the amounts related to receivable and payable balances with these related parties:

	2016	2015
Receivables	13	24
Payables	29	24